COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
The schedule of the future minimum lease payments under non-cancelable operating lease agreements
Years ending December 31:
2015	$1,354,379
2016	431,643
2017	7,263
2018	—
2019	—
Total	$1,793,285